Financing Receivables (Age Of The Recorded Investment In Financing Receivables) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	¥ 1,465,993	¥ 1,189,434
1 to 89 days past due, Performing	8,440	8,345
Greater than 90 days past due, Nonperforming	11,399	12,401
Total	1,485,832	1,210,180
Greater than 90 days and accruing	436	1,675
Loans Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	229,570	227,050
Past due	8,949	8,672
Total	238,519	235,722
Past due and accruing
Installment Sales Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	791,923	569,533
1 to 89 days past due, Performing	2,392	1,610
Greater than 90 days past due, Nonperforming	1,724	3,232
Total	796,039	574,375
Greater than 90 days and accruing	10	649
Lease Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	407,327	381,643
1 to 89 days past due, Performing	3,721	4,429
Greater than 90 days past due, Nonperforming	4,877	8,265
Total	415,925	394,337
Greater than 90 days and accruing	426	1,026
Credit Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	263,848	236,375
1 to 89 days past due, Performing	2,327	2,306
Greater than 90 days past due, Nonperforming	801	848
Total	266,976	239,529
Other Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current, Performing	2,895	1,883
Greater than 90 days past due, Nonperforming	3,997	56
Total	¥ 6,892	¥ 1,939